Property, Plant and Equipment - Disclosure of Property, Plant and Equipment (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	R 29,186	R 27,749
Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	22,174	20,549
Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	2,714	2,964
Undeveloped properties
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	4,024	3,965
Other non-mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	R 274	R 271